Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total shares of common stock reserved	437,743	147,019
Warrant To Purchase Common Stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	366,946	97,039
Share-Based Payment Arrangement [Member] | Two Thousand Twenty One Stock Option Plan [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	46,456	30,555
At The Market Offering [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	5,383	5,383
Employee Stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	18,958	14,042